                                      N-14
                                Initial Statement

      As filed with the Securities and Exchange Commission on June 29, 2001

                     Registration Nos. 33-65170 and 811-7822

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                  REGISTRATION UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ [ ]
                     Post-Effective Amendment No. _____ [ ]

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                        AMERICAN CENTURY INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                                4500 Main Street
                                 P.O. Box 419200
                           Kansas City, MO 64141-6200
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, including Area Code: 816-531-5575

                             Charles A. Etherington
                  Vice President and Associate General Counsel
          4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this
Registration Statement becomes effective under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration Nos. 33-65170 and 811-7822) pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Registrant is filing as an exhibit to this Registration Statement an opinion related to the legality of shares being issued in connection with this Registration Statement. Pursuant to
Rule 429, this Registration Statement relates to the aforesaid Registration
Statement on Form N-1A.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

                          American Century Investments
                                4500 Main Street
                                 P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                          American Century Investments
                                4500 Main Street
                           Kansas City, Missouri 64111

                               -------------, 2001

Dear American Century High-Yield Fund Shareholder:

     I am writing to ask for your support of an important proposal affecting your fund. The proposal will be voted on at an upcoming Special Meeting of shareholders to be held on Friday, November 16, 2001. Please take a few minutes to read the enclosed materials, complete and sign the proxy voting card and mail it back to us.

     As a shareholder of American Century High-Yield Fund, you are being asked to approve the combination of your fund with a new American Century High-Yield
Fund.

     The reason for the combination is to consolidate the American Century fixed-income funds under a single Board of Trustees in order to reduce duplicative reporting responsibilities.

     The Board of Directors of your fund has unanimously voted in favor of this reorganization and believes the combination is in your fund's and your best interests. We encourage you to vote "FOR" the reorganization. The enclosed materials give more detailed information about the proposed reorganization and the reasons why we recommend you vote for it.

     Please don't put these materials aside thinking that you'll return to them at another time. If shareholders don't return their proxies, additional expenses must be incurred to pay for follow-up mailings and phone calls. PLEASE TAKE A
FEW MINUTES TO REVIEW THE ENCLOSED MATERIALS AND SIGN AND RETURN YOUR PROXY CARD
TODAY. If you have any questions or need any help in voting your shares, please call us at 1-800-331-8331.  For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

     To more efficiently handle this proxy solicitation, we have hired Alamo
Direct to act as our proxy solicitor. They might be calling you during the solicitation process to ensure that you do not have questions or concerns about the voting process and to assist you with your vote.

     Thank you for your time in considering this important proposal. We believe the reorganization will enable us to better serve your needs. Thank you for investing with American Century and for your continued support.

    Sincerely,
    /s/ William M. Lyons
    William M. Lyons
    President

IMPORTANT INFORMATION YOU SHOULD CONSIDER

     The following Q&A is a brief summary of some of the issues that may be important to you. It may not contain all of the information or topics that you think are important and, as a result, is qualified in its entirety by the more detailed information contained elsewhere in this document, or incorporated into this document. Please read all the enclosed proxy materials before voting.
PLEASE REMEMBER TO VOTE YOUR SHARES AS SOON AS POSSIBLE. If enough shareholders return their proxy cards soon, additional costs for follow-up mailings and phone calls may be avoided.

Q.   What is the purpose of the upcoming meeting?

A.   Your Board of Directors has recommended reorganizing High-Yield into new
     High-Yield. This reorganization requires approval of the High-Yield shareholders. The Special Meeting will be held on Friday, November 16, 2001 at 10:00 a.m. (Central time) at American Century Tower I, 4500 Main Street,
     Kansas City, Missouri. Shareholders of record as of the close of business on August 10, 2001 are eligible to vote.

Q.   Why is the reorganization being proposed?

A.   The reason for the combination is to consolidate the American Century fixed-income funds under a single Board of Trustees in order to reduce duplicative reporting responsibilities and to promote investment management and operational efficiencies.

Q.   How will the reorganization be accomplished?

A.   Shareholders of High-Yield are being asked to approve the combination of their fund with new High-Yield pursuant to the Agreement and Plan of
     Reorganization described on page __. The reorganization will take the form of a transfer of assets by High-Yield in exchange for shares of new
     High-Yield. New High-Yield will then make a liquidating distribution of the shares received in the exchange to its shareholders.

Q.   What will shareholders get if the reorganization is approved?

A.   As a result of the liquidating distribution, you will receive shares of new
     High-Yield in an amount equal to the value of your High-Yield shares on the date the combination takes place (probably December 3, 2001). The total dollar value of your account after the reorganization will be the same as the total dollar value of your account before the reorganization. Because the net asset value (price per share) of new High-Yield will be identical to the net asset value of High-Yield, you will receive an identical number of shares of new High-Yield as you have in High-Yield.

Q.   Why did the Board of Directors approve the reorganization?

A.   After reviewing many factors, your Board of Directors unanimously determined that the reorganization was in the best interests of High-Yield and its shareholders. Some of the factors considered include:

       * consolidating the American Century fixed-income funds under a single
         Board of Trustees to reduce duplicative reporting responsibilities

       * promoting investment management and operational efficiencies.

Q.   Will the exchange for shares of new High-Yield cause shareholders to realize income or capital gains for tax purposes?

A.   No. The exchange of shares in the reorganization will be tax-free. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for you for federal income tax purposes.  Your tax basis and holding period for your shares will be unchanged.

Q.   How does the total expense ratio of new High-Yield compare to that of
     High-Yield?

A.   The total expense ratios of the funds are the same.

Q.   Is new High-Yield riskier than High-Yield?

A.   No. Both funds have the same investment objectives, policies, procedures, strategies, and portfolio securities.

Q.   If shareholders send their proxies in now as requested, can they change their vote later?

A.   Yes! A proxy can be revoked at any time by writing to us, or by sending us another proxy, or by attending the meeting and voting in person. Even if you plan to attend the meeting to vote in person, we ask that you return the enclosed proxy. Doing so will help us achieve a quorum for the meeting

Q.   How do shareholders vote their shares?

A.   We've made it easy for you. You can vote online, by mail or by fax. To vote by mail, complete, sign and send us the enclosed proxy voting card in the enclosed postage-paid envelope. To vote online, access the website listed on your proxy card (you will need the control number that appears on the right-hand side of your proxy card). To vote by fax, send your fax to the toll-free number listed on your proxy card.

     Your shares will be voted EXACTLY as you tell us. If you simply sign the enclosed proxy card and return it, we will follow the recommendation of your Board of Trustees and vote it "FOR" the reorganization. You also may vote in person at the meeting on Friday, November 16, 2001.

Q.   When and how will the combination take place?

A.   Subject to receiving shareholder approval, the reorganization is scheduled to take place on December 3, 2001. After the funds have calculated the value of their assets and liabilities on November 30, 2001, High-Yield will transfer its assets and liabilities to new High-Yield in exchange for the appropriate number of new High-Yield shares. High-Yield will then make a liquidating distribution of those shares pro rata to its shareholders according to the value of their accounts immediately prior to the transfer of assets. THE VALUE OF YOUR ACCOUNT WILL NOT CHANGE AS A RESULT OF THIS
     REORGANIZATION.

Q.   Will the reorganization affect the management team of High-Yield?

A.   No.  American Century Investment Management, Inc., the investment advisor for High-Yield, is also the investment advisor for new High-Yield, and the portfolio managers of High-Yield also serve as portfolio managers for new
     High-Yield.

Q.   How will the distribution, purchase and redemption procedures and exchange rights change as a result of the reorganization?

A.   They won't. New High-Yield has the same distribution, purchase and exchange policies and procedures as High-Yield.

Q.   Where can shareholders get more information about the funds?

A.   A copy of new High-Yield's Prospectus accompanies this proxy statement. In addition, the Manager's Discussion and Analysis of Fund Performance portion of High-Yield's most recent Annual Report to Shareholders is included in this document as Appendix II. We have included this discussion from the
     High-Yield Annual Report because new High-Yield will inherit the performance information of High-Yield. If you would like a copy of
     High-Yield's Prospectus or Statement of Additional Information, or most recent annual or semiannual report, please call one of our Investor
     Services Representatives at 1-800-331-8331.

                      AMERICAN CENTURY MUTUAL FUNDS, INC.

                          American Century Investments
                                4500 Main Street
                                P. O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 (800) 331-8331

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        To be held on November 16, 2001

To American Century High-Yield Fund Shareholders:

     NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders of the
American Century High-Yield Fund, a portfolio of American Century Mutual Funds,
Inc. ("High-Yield") will be held at American Century Tower I, 4500 Main Street,
Kansas City, Missouri on Friday, November 16, 2001 at 10:00 a.m. (Central time)
for the following purposes:

          ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization and the transactions contemplated thereby, including:

     (a) the transfer of all of the assets and liabilities of High-Yield to the
         American Century High-Yield Fund, an investment portfolio of American
         Century Investment Trust, as described in the attached proxy statement
         ("new High-Yield") in exchange for shares in new High-Yield; and

     (b) the distribution of new High-Yield's shares to the shareholders of
         High-Yield according to their respective interests.

          ITEM 2. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

     The proposed reorganization, the Agreement and Plan of Reorganization and related matters are described in the attached Combined Prospectus/Proxy
Statement.

     Shareholders of record as of the close of business on August 10, 2001, are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s)
thereof.

    Please execute and return promptly in the enclosed envelope the accompanying proxy card, which is being solicited by the Board of Directors of American
Century Mutual Funds, Inc. Please return your proxy card even if you are planning to attend the meeting. This is important to ensure a quorum at the meeting. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation, a subsequently executed proxy, or by attending the meeting and voting in person.

    /s/David C. Tucker
    David C. Tucker
    Senior Vice President

_________________, 2001

                      COMBINED PROSPECTUS/PROXY STATEMENT
                                       of
                      AMERICAN CENTURY MUTUAL FUNDS, INC.
                                      and
                       AMERICAN CENTURY INVESTMENT TRUST

                          _____________, 2001

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of votes by the Board of Directors of American Century Mutual
Funds, Inc. on behalf of its High-Yield Fund, in connection with a Special
Meeting of Shareholders to be held on Friday, November 16, 2001 at 10:00 a.m.
(Central time) at American Century Tower I, 4500 Main Street, Kansas City,
Missouri.

     At the Special Meeting, shareholders of the American Century High-Yield
Fund ("High-Yield") are being asked to approve the reorganization of their fund into the American Century High-Yield Fund, a series of American
Century Investment Trust ("new High-Yield").

     The funds are identically managed diversified, open-end mutual funds that invest in an identical mix of fixed-income securities. The purpose of the reorganization is to consolidate the American Century fixed-income funds under a single Board of Trustees in order to reduce duplicative reporting responsibilities and to achieve management and operational efficiencies by combining these identical funds. Each fund has shares registered with the
Securities and Exchange Commission.

     This Combined Prospectus/Proxy Statement constitutes the Proxy Statement of your fund for the Special Meeting of Shareholders and a prospectus for the new
High-Yield shares that are to be issued to you in connection with the reorganization. It is intended to give you the information you need to consider and vote on the proposed reorganization. You should retain this document for future reference. A Statement of Additional Information, dated August 20, 2001, about new High-Yield has been filed with the Commission and is incorporated into this document by reference. A copy of the Statement of Additional Information may be obtained without charge upon request by calling us at 1-800-331-8331, or writing us at American Century Investments, 4500 Main Street, P. O. Box 419200,
Kansas City, Missouri 64141-6200.

     The principal executive offices of High-Yield and new High-Yield are located at American Century Investments, 4500 Main Street, P. O. Box 419200,
Kansas City, Missouri 64141-6200. The funds' telephone number is 1-800-331-8331

     The information contained in this Combined Prospectus/Proxy Statement is required by rules of the Securities and Exchange Commission, and some of it is highly technical. If you have any questions about these materials or how to vote your shares, please call us at 1-800-331-8331. For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this
Combined Prospectus/Proxy Statement is accurate or complete. Any representation to the contrary is a criminal offense.

     No person has been authorized to give any information or to make any representations other than those contained in this Combined Prospectus/Proxy
Statement and in the materials expressly incorporated herein by reference. If given or made, such other information or representations must not be relied upon as having been authorized by High-Yield, new High-Yield or anyone affiliated with American Century Investments.

     PLEASE NOTE THAT THE SPECIAL MEETING OF SHAREHOLDERS WILL BE A BUSINESS
MEETING ONLY AND IS NOT A SHAREHOLDER SEMINAR.

                           TABLE OF CONTENTS

IMPORTANT INFORMATION YOU SHOULD CONSIDER.....................................
COMPARISON OF CERTAIN INFORMATION REGARDING THE FUNDS.........................
RISK FACTORS..................................................................
TRANSACTION AND OPERATING EXPENSE
INFORMATION...................................................................
ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION.........................
    Summary of Plan of Reorganization.........................................
    Description of the Securities of new High-Yield...........................
    Reasons Supporting the Reorganization.....................................
    Federal Income Tax Consequences...........................................
    Capitalization............................................................
INFORMATION ABOUT THE FUNDS...................................................
    High-Yield and new High-Yield.............................................
    Fundamental Investment Restrictions.......................................
INFORMATION RELATING TO VOTING MATTERS........................................
    General Information.......................................................
    Voting and Revocation of Proxies..........................................
    Record Date...............................................................
    Quorum....................................................................
    Shareholder Vote Required.................................................
    Cost of Proxy Solicitation................................................
    Certain Shareholders......................................................
    Appraisal Rights..........................................................
    Annual Meetings...........................................................
ADDITIONAL INFORMATION........................................................
LITIGATION....................................................................
FINANCIAL STATEMENTS..........................................................
OTHER BUSINESS................................................................
SHAREHOLDER INQUIRIES.........................................................
MANAGEMENT'S DISCUSSION

                 COMPARISON OF CERTAIN INFORMATION
                      REGARDING THE FUNDS

     The following chart is provided to show a comparison of certain key attributes of High-Yield with new High-Yield. For additional information about the funds, see the section titled "Information About the Funds"
starting at page ___ below.

                   High-Yield          New High-Yield
                   -------------------------------------------------------------
Type of Fund       Same as new         High Current Yield Fund
                   High-Yield

Investment         Same as new         The fund seeks high current
Objective          High-Yield          income. As a secondary objective,
                                       the fund seeks capital appreciation,
                                       but only when consistent with its
                                       primary objective of maximizing
                                       current income.

Investment         Same as new         Pursues its objective by investing
Policies           High-Yield          primarily in high-yield corporate
                                       debt securities with an emphasis
                                       on securities that are rated below
                                       investment grade.

Weighted Average   Same as new         No average maturity
Portfolio Maturity High-Yield          limitations, but typically
                                       invests in intermediate- and
                                       long-term bonds.

Credit Quality     Same as new         Below investment-grade
                   High-Yield

Total Expense      Same as new         Investor Class     0.90%
Ratio              High-Yield          Advisor Class      1.15%
                                       C Class            1.65%

Distribution       Same as new         Distributions from net income
Policy             High-Yield          are paid monthly, distributions
                                       of capital gains, if any, are paid
                                       yearly.

Purchases and      Same as new         See pages 9-12 of the Investor Class Prospectus,
Exchanges          High-Yield          pages 9-10 of the Advisor Class Prospectus
                                       and pages 9-11 of the C Class Prospectus

Redemption         Same as new         See pages 9-12 of the Investor Class Prospectus,
Policies           High-Yield          pages 9-10 of the Advisor Class Prospectus
                                       and pages 9-11 of the C Class Prospectus

Investment         Same as new         American Century Investment
Advisor            High-Yield          Management, Inc. ("ACIM")

Transfer           Same as new         American Century Services
Agent              High-Yield          Corporation ("ACSC")

Distributor        Same as new         American Century Investment
                   High-Yield          Services, Inc. ("ACIS")

Custodians         Same as new         J.P. Morgan Chase and Co., and
                   High-Yield          Commerce Bank, N.A.

Independent        Deloitte &          PricewaterhouseCoopers LLP
Auditors           Touche LLP

PRIMARY FEDERAL TAX CONSEQUENCES

     The exchange of High-Yield shares for new High-Yield shares in the reorganization will be tax-free to shareholders. We will obtain a tax opinion confirming that the reorganization will not be a taxable event for shareholders of either fund for federal income tax purposes. A shareholder's aggregate tax basis and holding period for new High-Yield shares received in the reorganization will be identical to the aggregate tax basis and holding period for the High-Yield shares exchanged in the transaction. The tax consequences of the reorganization are described in more detail on page ________ of this Combined Prospectus/Proxy
Statement.

RISK FACTORS

     Because each of the funds has identical investment objectives and shares identical investment policies, approaches and procedures, your Board of
Directors does not believe that the reorganization exposes shareholders of
High-Yield to any new or different risks than they are exposed to as shareholders of High-Yield. For a discussion of the various investment policies, approaches and procedures of new High-Yield, and the risks associated therewith, please see the accompanying Prospectus beginning at page 4.

TRANSACTION AND OPERATING EXPENSE INFORMATION

     The tables below compare various shareholder transaction and annual fund operating expenses of High-Yield as of its most recent fiscal year end (October
31, 2000) and new High-Yield. After the reorganization, the expense levels of the surviving fund will be the same as those shown for new High-Yield.

Investor

Annual Operating Expenses (expenses that are deducted from fund assets)

                Management    Distribution and       Other           Total Annual Fund
                Fee           Service (12b-1) Fees   Expenses(1)     Operating Expenses
-----------------------------------------------------------------------------------------
High-Yield      0.90%         None                   0.00%           0.90%

(1)   Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

Example

     The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

     ...your cost of investing in the fund would be:

                  1 year      3 years       5 years       10 years
High-Yield        $92         $286          $497          $1,104

CALLOUT

    Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

Advisor

Annual Operating Expenses (expenses that are deducted from fund assets)

              Management      Distribution and    Other      Total Annual Fund
--------------------------------------------------------------------------------------------
              Fee             Service (12b-1)     Fees(1)    Expenses(2) Operating Expenses
High-Yield    0.65%           0.50%               0.00%      1.15%

(1) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. For more information, see Service and Distribution Fees, page XX.

(2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the most recent fiscal year.

Example

     The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:

            1 year            3 years           5 years        10 years
High-Yield  $117              $364              $630           $1,390

CALLOUT

    When purchasing through a financial intermediary you may be charged a fee.

    Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

C Class

Shareholder fees (fees paid directly from your investment)
--------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (load)(as a percentage of net asset value)     0.75%(1)

(1)  The deferred sales charge is contingent on the length of time you have owned your shares. The charge is 0.75% in the first year after purchase, declines ratably over the next six months, and is eliminated thereafter.

Annual Operating Expenses (expenses that are deducted from fund assets)

              Management     Distribution and          Other          Total Annual Fund
              Fee            Service (12b-1) Fees(1)   Expenses(2)    Operating Expenses
---------------------------------------------------------------------------------------
High-Yield    0.90%          0.75%                     0.00%          1.65%

(1)  The 12b-1 fee is designed to permit investors to purchase C Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing individual shareholder and administrative services, and a portion is used to compensate them for distribution services. For more information, see
     Service and Distribution Fees, page XX.

(2)  Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, as well as interest, are expected to be less than 0.005% for the current fiscal year.

Example

     The examples in the table below are intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Assuming you . . .

* invest $10,000 in the fund
* redeem all of your shares at the end of the periods shown below
* earn a 5% return each year
* incur the same operating expenses as shown above

 ...your cost of investing in the fund would be:

                     1 year          3 years            5 years         10 years
High-Yield           $244            $517               $891            $1,939

    You would pay the following expenses if you did not redeem your shares.

                     1 year          3 years            5 years        10 years
High-Yield           $167            $517               $891           $1,939

CALLOUT

    When purchasing through a financial intermediary you may be charged a fee.

    Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.

         ADDITIONAL INFORMATION ABOUT THE PROPOSED TRANSACTION

SUMMARY OF PLAN OF REORGANIZATION

     Subject to receipt of shareholder approval, the reorganization will be carried out pursuant to the terms of the Agreement and Plan of Reorganization.
The following is a brief summary of some of the important terms of that
Agreement.

     EFFECTIVE TIME OF THE REORGANIZATION. The Agreement requires that the exchange of assets for stock take place after the close of business on one business day but before (or as of) the opening of business on the next business day (the "Effective Time"). It is currently anticipated that the reorganization will take place after the close of business on November 30, 2001, but before (or as of) the opening of business on December 3, 2001. However, the Agreement gives the officers of the funds the flexibility to choose another date.

     EXCHANGE OF ASSETS. After the close of business on November 30, 2001, the fund will determine the value of its assets and liabilities in the same manner as described on page 13 in the new High-Yield Investor Class Prospectus, page 11 in the new High-Yield Advisor Class Prospectus and page 12 in the new High-Yield
C Class Prospectus. The assets and liabilities of High-Yield will then be transferred to new High-Yield in exchange for that number of full and fractional shares (rounded to the third decimal place) that have the same aggregate net asset value as the value of the net assets received in the exchange.

     LIQUIDATING DISTRIBUTIONS AND TERMINATION OF HIGH-YIELD. Immediately after the exchange of its assets for the new High-Yield shares, High-Yield will distribute pro rata all of the shares received in the exchange to its shareholders of record at the Effective Time. All of the outstanding shares of
High-Yield will be redeemed and canceled and its stock books closed. As a result, High-Yield shareholders will become shareholders of new High-Yield.

     SHAREHOLDER APPROVAL. Consummation of the reorganization requires approval of High-Yield shareholders.

     REPRESENTATIONS AND WARRANTIES. The Agreement contains representations and warranties made by High-Yield to new High-Yield concerning High-Yield's formation and existence under applicable state law, its power to consummate the reorganization, its qualification as a "regulated investment company" under applicable tax law, the registration of its shares under federal law and other matters that are customary in a reorganization of this type. The representations and warranties terminate at the Effective Time.

     CONDITIONS TO CLOSING. The Agreement contains conditions to closing the proposed reorganization for the benefit of each fund. The conditions to closing the reorganization include (i) that High-Yield shareholders approve the proposed reorganization, (ii) that all representations of the funds be true in all material respects, (iii) receipt of the tax opinion described on page __ below under the caption "Federal Income Tax Consequences," and (iv) such other matters as are customary in a reorganization of this type.

     TERMINATION OF AGREEMENT. The Agreement may be terminated by a fund as a result of a failure by the other fund to meet one of its conditions to closing, or by mutual consent.

     GOVERNING LAW. The Agreement states that it is to be interpreted under
Massachusetts law, the state of organization of new High-Yield.

DESCRIPTION OF THE SECURITIES OF HIGH-YIELD

     New High-Yield is a series of shares offered by American Century Investment
Trust. Each series is commonly referred to as a mutual fund. The assets belonging to each series of shares are held separately by the custodian.

     American Century Investment Trust is a Massachusetts business trust, which means its activities are overseen by a Board of Trustees rather than a Board of
Directors. The function of the Board of Trustees is the same as the function of the Board of Directors of High-Yield.

     Like High-Yield, new High-Yield will offer three classes of shares, the
Investor Class, the Advisor Class, and the C Class, although it may offer additional classes in the future. The Investor Class of shares of new High-Yield have no up-front charges, commissions or 12b-1 fees. The Advisor Class of shares have no up-front fees, charges or commissions, but carry a 0.50% 12b-1 fee to pay for shareholder services and distribution costs. The C Class of shares have no up-front fees, charges or commissions, but carry a 0.75% deferred sales charge and a 0.75% 12b-1 fee to pay for shareholder services and distribution costs.

     Your Board of Directors believes there are no material differences between the rights of a High-Yield shareholder and the rights of a new High-Yield shareholder. Each share, irrespective of series or class of a series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series or class of a series affected. Matters affecting only one class of a series are voted upon only by that series or class.

     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of trustees can elect all of the trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

     Unless required by the Investment Company Act of 1940, it is not necessary for new High-Yield to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of trustees or the appointment of auditors. However, pursuant to each fund's bylaws, the holders of at least 10% of the votes entitled to be cast may request the fund to hold a special meeting of shareholders.

REASONS SUPPORTING THE REORGANIZATION

     The Reorganization is part of a broader restructuring program proposed by
American Century Investment Management, Inc. ("ACIM") to respond to changing industry conditions and investor needs and desires in the fixed-income area. The mutual fund industry has grown dramatically over the last ten years. During this period of rapid growth, investment managers have expanded the range of fixed-income fund offerings that they make available to investors in an effort to meet and anticipate the growing and changing needs and desires of an increasingly large and dynamic group of investors. The family of no-load funds advised by ACIM has followed this pattern. With this expansion, however, has come increased complexity and competition among fixed-income mutual funds, as well as increased confusion among investors.

     As a result, ACIM has sought ways to restructure and streamline the management and operations of the funds it advises. ACIM believes and has advised the Board of Directors that the consolidation of certain ACIM-advised funds would benefit fund shareholders. ACIM has, therefore, proposed the consolidation of a number of no-load ACIM-advised funds that ACIM believes have similar or compatible investment objectives and policies. In many cases, the proposed consolidations are designed to eliminate the substantial overlap in current offerings by the American Century family of funds. Consolidation plans are
proposed for other   American Century funds that have not gathered enough assets to operate efficiently and, therefore, face the risk of closure and resulting tax liability for many shareholders. ACIM believes that these consolidations may help to enhance investment performance and increase efficiency of operations.

     If the other components of the broader restructuring of American Century's lineup are implemented, High-Yield would remain as the only fixed-income fund supervised by its current Board of Directors. To reduce duplicative reporting responsibilities and achieve investment management and operational efficiencies,
ACIM recommended that the Board of Directors approve the reorganization to consolidate all fixed-income fund reporting under a single board. The Board of
Directors reviewed the expense ratios of the funds and the projected expenses of the surviving fund, the benefits that may result to ACIM and its affiliates if the Reorganization is consummated; and the tax consequences of the
Reorganization. The Board of Directors recognized that fees would be substantially the same following the reorganization, the portfolio management team would be unchanged, and that the direct costs of the reorganization wold be borne entirely by ACIM.

     The Board of Directors concluded that the Reorganization is in the best interests of the shareholders of High-Yield, and that no dilution of value would result to the shareholders of the fund from the Reorganization. The Board of
Directors, including those who are not "interested persons" (as defined in the
1940 Act), approved the Plan and recommended that shareholders of High-Yield vote to approve the Reorganization.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF DIRECTORS RECOMMENDS THAT YOU
VOTE FOR THE PLAN.

FEDERAL INCOME TAX CONSEQUENCES

     Consummation of the reorganization is subject to the condition that we receive a tax opinion to the effect that for federal income tax purposes (i) no gain or loss will be recognized by you, High-Yield or new High-Yield, (ii) your basis in the new High-Yield shares that you receive will be the same in the aggregate as your basis in the High-Yield shares held by you immediately prior to the reorganization, and (iii) your holding period for the new High-Yield shares will include your holding period for your High-Yield shares.

    We have not sought a tax ruling from the Internal Revenue Service, but are relying upon the tax opinion referred to above. That opinion is not binding on the IRS and does not preclude it from taking a contrary position. The opinion does not cover state or local taxes and you should consult your own advisers concerning the potential tax consequences.

CAPITALIZATION

                                                                   High Yield Pro
As of 4/30/01                 High Yield           Shell           Forma Combined
Investor Class
Net Assets                    $34,797,499          $0              $34,797,499
Shares Outstanding            5,059,374            0               5,059,374
Net Asset Value Per Share     $6.88                                $6.88

INFORMATION ABOUT THE FUNDS

    Complete information about new High-Yield and High-Yield is contained in their Prospectuses. The new High-Yield Prospectus is included with this
Prospectus/Proxy Statement, and the High-Yield Prospectus is available to you at no charge by calling us at 1-800-331-8331. The content of both Prospectuses is incorporated into this document by reference. Below is a list of types of information about new High-Yield and High-Yield and the pages in their
Prospectuses where the information can be found.

INFORMATION ABOUT THE            CAN BE FOUND ON THE
FOLLOWING ITEMS                  FOLLOWING PAGES
-------------------------        ------------------------------------------------------------------------------
                                                                         New          New            New
                                  High-Yield   High-Yield   High-Yield   High-Yield   High-Yield     High-Yield
                                  Investor     Advisor      C            Investor     Advisor        C
                                  Class        Class        Class        Class        Class          Class
                                 ------------------------------------------------------------------------------
An Overview of the Funds          2            2            2            2            2              2
Fees and Expenses                 4            4            4            3            3              3
Objectives, Strategies and Risks  5            5            5            4            4              4
Management                        8            8            8            7-8          7-8            7-8
Investing with American Century   9-12         9-10         9-11         9-12         9-10           9-11
Share Price and Distributions     13           11           12           13           11             12
Taxes                             14           12           13           14-15        12             13-14
Multiple Class Information        15           13           15           16           13             15
Financial Highlights              16-17        14-15        16           N/A          N/A            N/A

FUNDAMENTAL INVESTMENT RESTRICTIONS

     Fundamental investment policies contained in the Statement of Additional
Information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Trustees may change any other policies and investment strategies.

                     INFORMATION RELATING TO VOTING MATTERS

GENERAL INFORMATION

     This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors of High-Yield.
Proxies may be solicited by officers and employees of the investment advisor of the funds, their affiliates and employees. American Century Investment
Management, Inc. has hired Alamo Direct to act as proxy solicitor for the reorganization. It is anticipated that the solicitation of proxies will be primarily by mail, telephone, facsimile or other electronic means, or personal interview. Authorizations to execute proxies may be obtained by telephonic or electronically transmitted instructions in accordance with procedures designed to authenticate the shareholder's identity and to confirm that the shareholder has received the Combined Prospectus/Proxy Statement and proxy card. If you have any questions regarding voting your shares or the proxy, please call us at
1-800-331-8331. For business, not-for-profit, and employer-sponsored retirement accounts, please call 1-800-345-3533, ext. 5004.

VOTING AND REVOCATION OF PROXIES

     The fastest and most convenient way to vote your shares is to complete, sign and mail the enclosed proxy voting card to us in the enclosed envelope. If you have access to the Internet, you can vote online, by accessing the website listed on the proxy card (you will need the control number that appears on the right-hand side of your proxy card). In addition, you may vote by faxing both sides of the completed proxy card to the toll-free number listed on the proxy card. Your prompt response will help us obtain a quorum for the meeting and avoid the cost of additional proxy solicitation efforts. If you return your proxy to us, we will vote it EXACTLY as you tell us. If you simply sign the card and return it, we will follow the recommendation of the Board of Directors and vote "FOR" the reorganization.

     Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting a written notice of revocation, or a subsequently executed proxy, or by attending the meeting and voting in person.

RECORD DATE

     Only High-Yield shareholders of record at the close of business on August
10, 2001 will be entitled to vote at the meeting. The number of outstanding votes entitled to vote at the meeting or any adjournment of the meeting as of the close of business on July 20, 2001 is:

     High-Yield

     Because the record date is August 10, 2001, the total number of votes at the meeting may be different.

QUORUM

     A quorum is the number of shareholders legally required to be at a meeting in order to conduct business. The quorum for the Special Shareholders Meeting is
50% of the outstanding shares of High-Yield entitled to vote at the meeting.
Shares may be represented in person or by proxy. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the meeting for the purposes of determining the existence of a quorum for the transaction of business. If a quorum is not present at the meeting, or if a quorum is present at the meeting but sufficient votes are not received to approve the Agreement and Plan of Reorganization, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares affected by the adjournment that are represented at the meeting in person or by proxy. If a quorum is not present, the persons named as proxies will vote those proxies for which they are required to vote FOR the Agreement and Plan of Reorganization in favor of such adjournments, and will vote those proxies for which they are required to vote AGAINST such proposals against any such adjournments.

SHAREHOLDER VOTE REQUIRED

     The Agreement and Plan of Reorganization must be approved by the holders of a majority of the outstanding votes of High-Yield present at the meeting in person or by proxy in accordance with the provisions of its Articles of
Incorporation and the requirements of the Investment Company Act of 1940. The term "majority of the outstanding shares" means more than 50% of its outstanding shares present at the meeting in person or by proxy.

    In tallying shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the meeting. Abstentions and broker non-votes will, however, be considered to be a vote against the Agreement and Plan of
Reorganization.

    The approval of the reorganization by the shareholders of new High-Yield is not being solicited because their approval is not legally required.

COST OF PROXY SOLICITATION

     The cost of the proxy solicitation and shareholder meeting will be borne by
American Century Investment Management, Inc. and NOT by the shareholders of the funds.

CERTAIN SHAREHOLDERS

     The following tables list, as of July 20, 2001, the names, addresses and percentage of ownership of each person who owned of record or is known by either fund to own beneficially 5% or more of any class of High-Yield or new
High-Yield. The percentage of shares to be owned after consummation of the reorganization is based upon their holdings and the outstanding shares of both funds on July 20, 2001. Beneficial ownership information is not required to be disclosed to the funds, so to the extent that information is provided below, it is done so using the best information that the funds have been provided.

                                 Number of         Percent of       Percent Owned
Shareholder Name and Address     Shares Owned      Ownership        After Reorganization

----------------------------     -------------     ------------     --------------------

----------------------------     -------------     ------------     --------------------

----------------------------     -------------     ------------     --------------------

     At July 20, 2001, the directors and officers of the issuer of High-Yield, as a group, owned less than 1% of the outstanding shares of High-Yield. At July
20, 2001, the trustees and officers of the issuer of new High-Yield, as a group, owned less than 1% of the outstanding shares of new High-Yield.

APPRAISAL RIGHTS

     Shareholders of High-Yield are not entitled to any rights of share appraisal under its Articles of Incorporation, or under the laws of the State of
Maryland.

     Shareholders have, however, the right to redeem their High-Yield shares until the reorganization. Thereafter, shareholders may redeem the new High-Yield shares they received in the reorganization at new High-Yield's net asset value as determined in accordance with its then-current prospectus.

ANNUAL MEETINGS

     New High-Yield does not intend to hold annual meetings of shareholders.
Shareholders of new High-Yield have the right to call a special meeting of shareholders and such meeting will be called when requested in writing by the holders of record of 10% or more of the fund's votes. To the extent required by law, American Century Investment Trust will assist in shareholder communications on such matters.

     High-Yield does not intend to hold an annual meeting of shareholders this year for the election of directors or the ratification of the appointment of auditors.

                             ADDITIONAL INFORMATION

     Information about High-Yield is incorporated into this document by reference from its Investor Class and Advisor Class Prospectuses, each dated
March 1, 2001, and from its C Class Prospectus and Statement of Additional
Information, each dated May 1, 2001, and information about new High-Yield is incorporated herein by reference from its Prospectus and Statement of Additional
Information, each dated August 20, 2001. Copies of each of these documents may be obtained without charge by calling one of our Investor Services
Representatives at 1-800-331-8331.

     Reports and other information filed by High-Yield and new High-Yield may be inspected and copied at the Public Reference Facilities maintained by the SEC at
450 Fifth Street, N.W., Washington, D.C. 20549, and copies of such materials may be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C.
20549, at prescribed rates. This information may also be obtained from the EDGAR database at www.sec.gov, or by email request at publicinfo@sec.gov.

                                   LITIGATION

    Neither High-Yield nor new High-Yield is involved in any litigation or proceeding.

                                 OTHER BUSINESS

    The Board of Directors is not aware of any other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             SHAREHOLDER INQUIRIES

    Shareholder inquiries may be addressed to us at the address or telephone number set forth on the cover page of this Combined Prospectus/Proxy Statement.

    SHAREHOLDERS ARE REQUESTED TO DATE AND SIGN EACH ENCLOSED PROXY AND RETURN
IT IN THE ENCLOSED ENVELOPE. PLEASE RETURN YOUR PROXY CARD EVEN IF YOU ARE
PLANNING TO ATTEND THE MEETING. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED
STATES.

                            MANAGEMENT'S DISCUSSION
                              OF FUND PERFORMANCE
                                 NEW HIGH-YIELD

     Provided that the reorganization is approved by shareholders, new
High-Yield will inherit the performance history of High-Yield. Accordingly, the following are excerpts of management's discussion of fund performance from the
High-Yield Annual Report dated October 31, 2000. For a complete copy of the report, please call us at 1-800-331-8331.

                               REPORT HIGHLIGHTS

*    High-Yield's return reflected the difficult environment for high-yield bonds.

*    The fund's greater exposure to the telecommunications sector dampened performance after helping High-Yield outperform during the previous fiscal year.

*    A smaller exposure to upper-tier bonds rated BBB or BB than either the benchmark or Lipper group also limited fund returns.

*    High-Yield's gaming and energy-related holdings performed well amid general economic prosperity and rising oil costs.

*    We increased the portfolio's diversity and reduced its holdings of non-rated bonds to better insulate performance.

*    Going forward, we plan to increase the portfolio's upper-tier holdings.

     HIGH-YIELD
    Total Returns:         AS OF 10/31/00
    6 Months                 -9.46%*
    1 Year                   -7.08%

    30-Day SEC Yield:        13.02%
    Net Assets:              $25.1 million
    Inception Date:          9/30/97
    Ticker Symbol:           ABHIX

    * Not annualized.

                               OUR MESSAGE TO YOU

    [Photo of James E. Stowers, Jr. and James E. Stowers III]

     The year ended October 31, 2000, was an unusual one in the U.S. financial markets. Volatility stemming from high valuations and weakening corporate profits roiled the stock market, while the Treasury Department's efforts to reduce the national debt helped government bonds rally. High-yield corporate bonds, which tend to act like a mix between stocks and bonds, performed somewhere in between those two extremes. Our investment professionals discuss the challenging investment environment and the fund's performance in detail below.

     Turning to corporate matters, Chase Manhattan corp. recently announced plans to acquire J.P. Morgan & Co., a substantial minority shareholder in
American Century Companies, Inc. since 1998. If the transaction is completed as expected, J.P. Morgan Chase, the new enterprise, will own the shares of American
Century currently held by Morgan. Corporate control of American Century is not affected by this transaction. We will be exploring ways to partner with J.P.
Morgan Chase for the benefit of fund shareholders.

     In other corporate matters, some American Century executives have assumed important new responsibilities. For example, we chose to share the chairman of the board position and named American Century President William M. Lyons chief executive officer, giving him ultimate management responsibility for the entire company.

     These changes, plus the promotion of some key investment professionals, strengthen the leadership of our investment management area and allow us to pursue additional worthwhile endeavors. For example, Jim Stowers III will focus more on product innovation (in particular, leveraging our earnings-acceleration screening system to build the next generation of portfolio management technologies). However, his first priority will continue to be his active participation on the investment teams responsible for the Ultra and Veedot funds.

     As always, we appreciate your continued confidence in American Century.

Sincerely,
James E. Stowers, Jr.                  James E. Stowers III
Chairman of the Board and Founder      Co-Chairman of the Board

PERFORMANCE & PORTFOLIO INFORMATION
                                                   AVERAGE ANNUAL RETURNS

                              6 MONTHS(1)        1 YEAR             3 YEARS           LIFE OF FUND
High-Yield                    -9.46%             -7.08%             -1.56%            -1.64%
DLJ High Yield Index          -2.17%             -0.99%              0.75%             0.69%
High Current Yield Funds(2)
  Average Returns             -3.83%             -2.77%             -0.56%            -0.66%
  Fund's Ranking              --                 306 out of 357     157 out of 217    151 out of 211

The fund's inception date was 9/30/97.

(1) Returns for periods less than one year are not annualized.

(2) According to Lipper, Inc., an independent mutual fund ranking service.

YIELD AS OF OCTOBER 31, 2000          PORTFOLIO AT A GLANCE
30-Day SEC Yield         13.02%                                10/31/00   10/31/99
                                      Number of Securities      62         63
                                         Weighted Average
                                      Maturity                  5.8 yrs    6.6 yrs
                                      Average Duration          4.5 yrs    4.9 yrs
                                      Expense Ratio             0.90%      0.90%

                                    MANAGEMENT Q&A

    An interview with Theresa Fennell, a portfolio manager on the High-Yield fund investment team.

HOW DID THE HIGH-YIELD PERFORM DURING THE YEAR ENDED OCTOBER 31, 2000?

     The fund's return reflected the difficult environment for high-yield bonds.
High-Yield fell 7.08%, compared with the 2.77% average decline of the 357 "High
Current Yield Funds" tracked by Lipper Inc. High-Yield's benchmark, the DLJ High
Yield Index, lost 0.99%.

WHY THE SIZABLE DISPARITY BETWEEN THE BENCHMARK AND FUND RETURNS?

     High-Yield generally maintains a smaller concentration in top-tier names
(bonds rated BBB or BB by at least two major independent bond rating agencies)
than does the benchmark. That was a problem because most top-tier bonds held their values better than middle-tier bonds (those rated B or CCC) or lower-credit bonds (those rated CC or lower).

     Top-tier bonds comprised 10% to 15% of High-Yield's portfolio throughout most of the 12 months. By comparison, the benchmark held a 28% weighting in such bonds at the end of October. So High-Yield underperformed for some of the same reasons that it outpaced the benchmark during the year ended October 31, 1999.

HOW ABOUT COMPARED WITH THE LIPPER GROUP AVERAGE?

     The portfolio's greater exposure to telecommunications bonds certainly factored into our underperformance. After performing well during 1999 and early
2000, telecommunications bonds tumbled. Telecom companies that failed to meet financial and operational targets found themselves unable to secure additional funds. Even companies that hit their targets faced tough times as investors painted the entire industry with the same broad brush.

     Our smaller exposure to upper-tier names was another reason that the fund lagged the Lipper group. High-Yield outperformed its peer group average the previous fiscal year by underweighting the upper-tier sector.

CAN YOU ELABORATE ON WHY HIGH-YIELD HELD FEWER UPPER-TIER BONDS DURING THE
PAST YEAR?

     Net fund assets shrank from $33.5 million at the start of November 1999, to
$25.1 million at the end of October 2000. We generally sold lower-rated bonds to meet those withdrawals. But we also sold some upper-tier bonds of companies that we expected to perform poorly. The net result of those combined sales was that the portfolio was underweight in higher-credit securities.

WERE THERE ANY BRIGHT SPOTS?

     Yes. For example, we bought bonds issued by The Venetian - a resort/hotel/casino in Las Vegas - that performed very well. We picked up some of the company's bonds in April at a discounted (below face value) price. We took advantage of the opportunity because we expected the company's earnings to improve. And after a slow start, that's exactly what happened. In fact, we recently sold some of those bonds at a premium (above face value).

     Most of our energy-related holdings performed well, too. For example, we held bonds and preferred stock (shares that pay dividends and take preference over common stock in the event of bankruptcy) of R&B Falcon Corp., an offshore oil and natural gas drilling company. As we anticipated, rising oil costs boosted the securities' performance. Returns for R&B Falcon securities were further enhanced when the world's largest offshore drilling contractor agreed to purchase the company in August.

WHAT OTHER STRATEGIES DID YOU EMPLOY?

     We increased the portfolio's diversity and reduced its holdings of non-rated bonds. In other words, we trimmed the number of bonds from each of the companies we held to less than 2% of fund assets. We used the proceeds to add a few additional names and sold some non-rated bonds at the same time. That strategy decreased the portfolio's potential exposure to credit risk from individual companies. The difficult market environment made those steps seem like prudent ones.

SPEAKING OF THE MARKET ENVIRONMENT, WHAT'S YOUR OUTLOOK FOR HIGH-YIELD BONDS?

     The near-term outlook is rather gloomy. Economic growth is slowing, as was amply demonstrated by the latest wave of corporate earnings reports. Corporate profit growth may continue to slow going forward. In addition, banks continue to tighten their lending standards. That makes it more difficult for high-yield companies to obtain financing. Plus, the increased percentage of high-yield bonds trading at so-called distressed levels (bonds yielding 10 percentage points or more above 10-year Treasurys) cold be a harbinger of a higher default rate.

     However, there are some potential factors that could lead to improved performance down the road. Yields on many high-yield bonds currently exceed 13%.
We think that's an extremely competitive yield that offers stock-like return potential. Plus, if economic growth continues to moderate into 2001, the Federal
Reserve might reduce short-term interest rates. That would likely decrease borrowing costs for high-yield bond issuers and could translate into better performance.

WITH THOSE POINTS IN MIND, WHAT ARE YOUR PLANS FOR THE PORTFOLIO?

     We plan to increase our upper-tier holdings. We believe upper-tier bonds will hold their values better if concerns about corporate profits persist in light of slower economic growth. These securities should also be some of the first to benefit if market sentiment shifts and high-yield securities come back into favor.

     We expect to trim our positions in middle-tier securities when attractive opportunities present themselves to accomplish that objective. That should help mitigate exposure to any individual company and help reduce the fund's overall volatility.

PORTFOLIO COMPOSITION BY CREDIT RATING (as of 10/31/00)
AAA               0%
BBB               4%
BB                11%
B                 74%
CCC                9%
Unrated           2%

PORTFOLIO COMPOSITION BY CREDIT RATING (as of 4/30/00)
AAA               7%
BBB               1%
BB                 8%
B                 67%
CCC               12%
Unrated           5%

                      AMERICAN CENTURY MUTUAL FUNDS, INC.
                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
                          American Century Investments
                                4500 Main Street
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200
                                 1-800-331-8331

                      Statement of Additional Information

   2001 Special Meeting of Shareholders of American Century Mutual Funds, Inc.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement/Prospectus dated _____, 2001 for the Special Meeting of Shareholders to be held on November 16, 2001. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling 1-800-331-8331.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy
Statement/Prospectus.

     Further information about new High-Yield is contained in and incorporated herein by reference to its Statement of Additional Information dated August 20,
2001. As a new fund, new High-Yield did not have financial information as of the fiscal year end.

     Further information about High-Yield is contained in and incorporated herein by reference to its Statement of Additional Information dated March 1,
2001. The audited financial statements and related independent accountant's report for High-Yield contained in the Annual Report dated October 31, 2000 are incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein.

     The date of this Statement of Additional Information is ______________ .

TABLE OF CONTENTS

    General Information

GENERAL INFORMATION

     The shareholders of High-Yield are being asked to approve or disapprove an
Agreement and Plan of Reorganization (the "Reorganization Agreement") dated as of _____________, 2001 between American Century Mutual Funds, Inc. and American
Century Government Income Trust and the transactions contemplated thereby. The
Reorganization Agreement contemplates the transfer of all of the assets and liabilities of High-Yield to new High-Yield in exchange for full and fractional shares representing interests in new High-Yield. The shares issued by new
High-Yield will have an aggregate net asset value equal to the aggregate net asset value of the shares of High-Yield that are outstanding immediately before the Effective Time of the Reorganization.

     Following the exchange, High-Yield will make a liquidating distribution to its shareholders of the new High-Yield shares received in the exchange. Each shareholder owning shares of High-Yield at the Effective Time of the reorganization will receive shares of New High-Yield of equal value.

     The Special Meeting of Shareholders to consider the Reorganization
Agreement and the related transactions will be held at 10:00 a.m. Central time on November 16, 2001 at American Century Tower I, 4500 Main Street, Kansas City,
Missouri. For further information about the transaction, see the Combined Proxy
Statement/Prospectus.

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 15.  Indemnification.

          As stated in Article VII, Section 3 of the Declaration of Trust,
          incorporated herein by reference to Exhibit 1 to the Registration
          Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of
          Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the
          Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

          Registrant hereby incorporates by reference, as though set forth fully herein, Article II, Section 16 of the Registrant's Amended and
          Restated Bylaws, dated March 9, 1998, appearing as Exhibit b2 to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of
          indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 16.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (1)  (a) Amended and Restated Declaration of Trust, restated March 1, 1998 and amended March 1, 1999 (filed electronically as Exhibit a to
          Post-Effective Amendment No. 7 to the Registration Statement on April
          1, 1999, File No. 33-65170).

          (b) Amendment No. 1 to the Declaration of Trust dated March 6, 2001
          (filed electronically as Exhibit a2 to Post-Effective Amendment No. 12
          to the Registration Statement on April 19, 2001, File No. 33-65170).

          (c) Amendment No. 2 to the Declaration of Trust (to be filed by amendment).

     (2)  Amended and Restated Bylaws dated March 9, 1998 (filed electronically as Exhibit b2 to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

     (3)  Not applicable.

     (4)  Agreement and Plan of Reorganization is included herein.

     (5)  Not applicable.

     (6)  (a) Investor Class Management Agreement between American Century
          Investment Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 (filed electronically as Exhibit 5 to
          Post-Effective Amendment No. 33 to the Registration Statement of
          American Century Government Income Trust on July 31, 1997, File No.
          2-99222).

          (b) Amendment to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc., dated March 31, 1998 (filed electronically as
          Exhibit 5b to Post-Effective Amendment No. 23 to the Registration
          Statement of American Century Municipal Trust on March 26, 1998, File
          No. 2-91229).

          (c) Amendment to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc., dated July 1, 1998 (filed electronically as Exhibit
          d3 to Post-Effective Amendment No. 39 to the Registration Statement of
          American Century Government Income Trust on July 28, 1999, File No.
          2-99222).

          (d) Amendment No. 1 to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc., dated September 16, 2000 (filed electronically as
          Exhibit d4 to Post-Effective Amendment No. 30 to the Registration
          Statement of American Century California Tax-Free and Municipal Funds
          on December 29, 2000, File No. 2-82734).

          (e) Amendment No. 2 to the Investor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc. (to be filed by amendment).

          (f) Advisor Class Management Agreement between American Century
          Investment Trust and American Century Investment Management, Inc.,
          dated August 1, 1997 and amended as of June 1, 1998 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 9 to the
          Registration Statement of the Registrant on June 30, 1999, File No.
          33-65170).

          (g) Amendment No. 1 to the Advisor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc. (filed electronically as Exhibit d6 to Post-Effective
          Amendment No. 36 to the Registration Statement of American Century
          Target Maturities Trust on April 18, 2001, File No. 2-94608).

          (h) Amendment No. 2 to the Advisor Class Management Agreement between
          American Century Investment Trust and American Century Investment
          Management, Inc. dated August 1, 2001 (to be filed by amendment).

          (i) C Class Management Agreement between American Century Target
          Maturities Trust, American Century California Tax-Free and Municipal
          Funds, American Century Government Income Trust, American Century
          Investment Trust, American Century Quantitative Equity Funds, American
          Century Municipal Trust and American Century Investment Management
          Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (j) Amendment No. 1 to the C Class Management Agreement between
          American Century Target Maturities Trust, American Century California
          Tax-Free and Municipal Funds, American Century Government Income
          Trust, American Century Investment Trust, American Century
          Quantitative Equity Funds, American Century Municipal Trust and
          American Century Investment Management, Inc. dated August 1, 2001 (to be filed by amendment).

          (k) Institutional Class Management Agreement between American Century
          Quantitative Equity Funds and American Century Investment Management,
          Inc., dated August 1, 1997 (filed electronically as an exhibit to
          Post-Effective Amendment No. 20 to the Registration Statement of
          American Century Quantitative Equity Funds on August 29, 1997, File
          No. 33-19589).

          (l) Amendment to Institutional Class Management Agreement between
          American Century Quantitative Equity Funds and American Century
          Investment Management, Inc., dated July 1, 1998 (filed electronically as Exhibit d6 to Post-Effective Amendment No. 27 to the Registration
          Statement of American Century Quantitative Equity Funds on April 27,
          2000, File No. 33-19589).

          (m) Amendment No. 1 to the Institutional Class Management Agreement
          between American Century Quantitative Equity Funds, American Century
          Investment Trust and American Century Investment Management, Inc.
          dated August 1, 2001 (to be filed by amendment).

     (7)  (a) Distribution Agreement between American Century Investment Trust and American Century Investment Services, Inc., dated March 13, 2000
          (filed electronically as Exhibit e7 to Post-Effective Amendment No. 17
          to the Registration Statement of American Century World Mutual Funds,
          Inc. on March 30, 2000, File No. 33-39242).

          (b) Amendment No. 1 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated June 1, 2000 (filed electronically as Exhibit e9 to
          Post-Effective Amendment No. 19 to the Registration Statement of
          American Century World Mutual Funds, Inc., on May 24, 2000, File No.
          33-39242).

          (c) Amendment No. 2 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated November 20, 2000 (filed electronically as Exhibit e10 to
          Post-Effective Amendment No. 29 to the Registration Statement of
          American Century Variable Portfolios, Inc. on December 1, 2000, File
          No. 33-14567).

          (d) Amendment No. 3 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated March 1, 2001 (filed electronically as Exhibit e4 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 4 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc., dated April 30, 2001 (filed electronically as Exhibit e5 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (f) Amendment No. 5 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc. (to be filed by amendment).

          (g) Amendment No. 6 to the Distribution Agreement between American
          Century Investment Trust and American Century Investment Services,
          Inc. (to be filed by amendment).

     (8)  Not applicable.

     (9)  (a) Master Agreement by and between Commerce Bank N.A. and Twentieth
          Century Services, Inc., dated January 22, 1997 (filed electronically as Exhibit B8e to Post-Effective Amendment No. 76 to the Registration
          Statement of American Century Mutual Funds, Inc., on February 28,
          1997, File No. 2-14213).

          (b) Global Custody Agreement between American Century Investments and
          The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit B8 to Post-Effective Amendment No. 31 to the Registration
          Statement of the American Century Government Income Trust on February
          7, 1997, File No. 2-99222).

          (c) Amendment to Global Custody Agreement between American Century
          Investments and The Chase Manhattan Bank, dated December 9, 2000
          (filed electronically as Exhibit g2 to Pre-Effective Amendment No. 2
          to the Registration Statement of American Century Variable Portfolios
          II, Inc., on January 9, 2001, File No. 333-46922).

     (10) (a) Master Distribution and Shareholder Services Plan of American
          Century Government Income Trust, American Century Investment Trust,
          American Century International Bond Fund, American Century Target
          Maturities Trust and American Century Quantitative Equity Funds
          (Advisor Class) dated August 1, 1997, (filed electronically as Exhibit
          m1 to Post-Effective Amendment No. 32 to the Registration Statement of
          American Century Target Maturities Trust, filed on January 31, 2000,
          File No. 2-94608).

          (b) Amendment to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) dated June 29, 1998 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 32 to the Registration
          Statement of American Century Target Maturities Trust, filed on
          January 31, 2000, File No. 2-94608).

          (c) Amendment No. 2 to Master Distribution and Shareholder Services
          Plan of American Century Government Income Trust, American Century
          Investment Trust, American Century International Bond Fund, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds (Advisor Class) (to be filed by amendment).

          (d) Master Distribution and Individual Shareholder Services Plan of
          American Century Government Income Trust, American Century Investment
          Trust, American Century California Tax-Free and Municipal Funds,
          American Century Municipal Trust, American Century Target Maturities
          Trust and American Century Quantitative Equity Funds (C Class) dated
          September 16, 2000 (filed electronically as Exhibit m3 to
          Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (e) Amendment No. 1 to Master Distribution and Individual Shareholder
          Services Plan of American Century Government Income Trust, American
          Century Investment Trust, American Century California Tax-Free and
          Municipal Funds, American Century Municipal Trust, American Century
          Target Maturities Trust and American Century Quantitative Equity Funds
          (C Class) dated August 1, 2001 (to be filed by amendment).

          (f) Amended and Restated Multiple Class Plan of American Century
          California Tax-Free and Municipal Funds, American Century Government
          Income Trust, American Century International Bond Funds, American
          Century Investment Trust, American Century Municipal Trust, American
          Century Target Maturities Trust and American Century Quantitative
          Equity Funds, dated November 20, 2000 (filed electronically as Exhibit
          n to Post-Effective Amendment No. 35 to the Registration Statement of
          American Century Target Maturities Trust on April 17, 2001, File No.
          2-94608).

          (g) Amendment No. 1 to the Amended and Restated Multiple Class Plan of
          American Century California Tax-Free and Municipal Funds, American
          Century Government Income Trust, American Century International Bond
          Funds, American Century Investment Trust, American Century Municipal
          Trust, American Century Target Maturities Trust and American Century
          Quantitative Equity Funds dated August 1, 2001 (to be filed by amendment).

     (11) Opinion and Consent of Counsel as to the legality of the securities being registered (filed electronically as Exhibit i to Post-Effective
          Amendment No. 7 to the Registration Statement of the Registrant on May
          7, 1999, File No. 33-65170).

     (12) Opinion and Consent of Counsel as to the tax matters and consequences to shareholders is included herein.

     (13) (a) Transfer Agency Agreement between American Century Investment
          Trust and American Century Services Corporation, dated August 1, 1997
          (filed electronically as Exhibit 9 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Government Income
          Trust on July 31, 1997, File No. 2-99222).

          (b) Amendment to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated March 9, 1998 (filed electronically as Exhibit B9b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Municipal Trust on March 26, 1998, File No. 2-91229).

          (c) Amendment No. 1 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated June 29, 1998 (filed electronically as Exhibit B9b to
          Post-Effective Amendment No. 23 to the Registration Statement of
          American Century Quantitative Equity Funds on June 29, 1998, File No.
          33-19589).

          (d) Amendment No. 2 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation,
          dated November 20, 2000 (filed electronically as Exhibit h4 to
          Post-Effective Amendment No. 30 to the Registration Statement of
          American Century California Tax-Free and Municipal Funds on December
          29, 2000, File No. 2-82734).

          (e) Amendment No. 3 to the Transfer Agency Agreement between American
          Century Investment Trust and American Century Services Corporation
          dated August 1, 2001 (to be filed by amendment).

          (f) Credit Agreement between American Century Funds and The Chase
          Manhattan Bank, as Administrative Agent, dated as of December 19, 2000
          (filed electronically as Exhibit h5 to Post-Effective Amendment No. 33
          to the Registration Statement of American Century Target Maturities
          Trust on January 31, 2001, File No. 2-94608).

     (14) (a) Consent of PricewaterhouseCoopers LLP (to be filed by amendment).

          (b) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit b11 to Post-Effective Amendment No. 5 to the
          Registration Statement of the Registrant on June 27, 1997, File No.
          33-65170).

     (15) Not applicable.

     (16) Power of Attorney, dated September 16, 2000 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 11 to the Registration
          Statement of the Registrant on February 22, 2001, File No. 33-65170).

     (17) (a) Form of proxy is filed herein.

          (b) High-Yield (new) (Investor, Advisor and C Class) Prospectuses
          dated August 8, 2001 (filed electronically as part of Post-Effective
          Amendment No. 12 to the Registration Statement of the Registrant on
          May 25, 2001, File No. 33-65170).

          (c) Statement of Additional Information dated August 8, 2001 (filed electronically as part of Post-Effective Amendment No. 12 to the
          Registration Statement of the Registrant on May 25, 2001, File No.
          33-65170).

          (d) High-Yield (Investor and Advisor Class) Prospectuses dated March
          1, 2001 (filed electronically as part of Post-Effective Amendment No.
          92 to the Registration Statement of American Century Mutual Funds,
          Inc. on February 28, 2001, File No. 2-14213).

          (e) High-Yield (C Class) Prospectus dated May 1, 2001 (filed electronically as part of Post-Effective Amendment No. 93 to the
          Registration Statement of American Century Mutual Funds, Inc. on April
          20, 2001, File No. 2-14213).

          (f) Statement of Additional Information dated May 1, 2001 (filed electronically as part of Post-Effective Amendment No. 93 to the
          Registration Statement of American Century Mutual Funds, Inc. on April
          20, 2001, File No. 2-14213).

          (g) High-Yield Annual Report (filed electronically on December 29,
          2000).

Item 17.  Undertakings.
Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the
29th day of June, 2001.

                            AMERICAN CENTURY INVESTMENT TRUST (Registrant)

                            By: /*/William M. Lyons
                                William M. Lyons
                                President and Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, has been signed below by the following persons in the capacities and on the dates indicated.

*William M. Lyons                    President and            June 29, 2001
---------------------------------    Principal Executive
William M. Lyons                     Officer

*Maryanne Roepke                     Senior Vice President,   June 29, 2001
---------------------------------    Treasurer and Chief
Maryanne Roepke                      Accounting Officer

*James E. Stowers III                Director and             June 29, 2001
---------------------------------    Chairman of the Board
James E. Stowers III

*Albert A. Eisenstat                 Director                 June 29, 2001
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                 June 29, 2001
---------------------------------
Ronald J. Gilson

*Myron S. Scholes                    Director                 June 29, 2001
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                 June 29, 2001
---------------------------------
Kenneth E. Scott

*Jeanne D. Wohlers                   Director                 June 29, 2001
---------------------------------
Jeanne D. Wohlers

/s/Janet A. Nash
*by Janet A. Nash,  Attorney in Fact (pursuant to a Power of Attorney dated
September 16, 2000).